DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) cbm in Thousands, Mcf in Thousands, $ in Millions	Dec. 31, 2021 USD ($) T Mcf cbm	Dec. 31, 2020 USD ($) Mcf cbm T
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 27,617	$ 24,441
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,591	5,518
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	271	192
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,686	18,305
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 69	$ 426
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | cbm	17,110	16,010
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | Mcf	90,370	79,790
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	69,427,000,000	50,078,000,000
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	2,454,000,000	2,269,000,000
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	24,129,000,000	36,907,000,000